Leases - Other information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$ (17,507)	$ (10,684)
Operating cash flows from operating leases	(23,280)	(20,587)
Financing cash flows from finance leases	(5,604)	(4,425)
Cash flows from sale leaseback financial obligations	(3,089)	(18,129)
Proceeds from sale leasebacks accounted for as financial obligations	65,241	32,390
Total cash flow from lease activities	15,761	(21,435)
ROU assets obtained in exchange for lease obligations:
Finance lease	71,638	26,923
Operating leases	65,008	26,369
Total ROU assets obtained in exchange for lease obligations	$ 136,646	$ 53,292
Weighted average remaining lease term (in years) - Finance leases	11 years 4 months 24 days	12 years 2 months 12 days
Weighted average remaining lease term (in years) - Operating leases	6 years 10 months 24 days	7 years 6 months
Weighted average discount Rate - Finance leases	11.02%	11.00%
Weighted average discount Rate - Operating leases	9.94%	9.92%